Derivative Instruments And Hedging Activities - Narrative (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash and securities collateral placed with counterparties	$ 328	$ 1,290
Non-derivative collateral placed with counterparties	18	18
Cash collateral received from counterparties	159	941
noncash collateral received	$ 18.0	$ 0.3